FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS - carrying amounts and fair values of the Group's financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial liabilities, fair value		$ 290,368
Financial liabilities at FVTPL
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial liabilities, carrying amount		290,368
Financial liabilities, fair value		290,368
Financial assets at FVTPL
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial assets, carrying amount	$ 7	21,287
Financial assets, fair value	7	21,287
Wealth management product | Financial assets at FVTPL
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Financial assets, carrying amount	7	21,287
Financial assets, fair value	$ 7	$ 21,287